SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 243	$ 250	$ 235
Additions	0	80	80
Deductions	0	(87)	(65)
Balance, ending	243	243	250
Provision for current expected credit losses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	389	306	314
Additions	0	269	194
Deductions	138	(186)	(202)
Balance, ending	$ 527	$ 389	$ 306